Reconciliation of liabilities arising from financing activities (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of reconciliation of liabilities arising from financing activities

The table below shows the details changes in the liabilities of the Group arising from financing activities, including both cash and non-cash changes:

	At 1 April		Non-cash flow	At 31 March
	2025	Cash flows	Changes (i)	2026
	USD	USD	USD	USD

31.3.2026
Amount due to directors	5,972,257	165,115	(583,084)	5,554,288
Lease liabilities	961,875	(402,603)	-	559,272
Amount due to associates	20,763	111,705	-	132,468

As at 31 March	6,954,895	(125,783)	(583,084)	6,246,028

	At 1 April		Non-cash flow	At 31 March
	2024	Cash flows	Changes (ii)	2025
	USD	USD	USD	USD

31.3.2025
Amount due to directors	3,610,711	2,361,546	-	5,972,257
Lease liabilities	500,308	(460,170)	921,737	961,875
Amount due to associates	-	20,763	-	20,763

As at 31 March	4,111,019	1,922,139	921,737	6,954,895

(i)	Being the loan modification of the amount due to directors.
(ii)	Being additional of right-of-use assets through lease arrangement.